Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table shows, for the last three fiscal years, the total compensation paid to our named executive officers as reflected in our Summary Compensation Table (the “SCT”), “compensation actually paid” to our named executed officers (as determined in accordance with applicable rules), our total shareholder return (“TSR”), and our net income.

The information provided under the heading “Pay versus Performance” shall not be considered “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent that we specifically incorporate it by reference into a filing.

Year	Total Compensation Per SCT Paid to Principal Executive Officer (1) ($)	Compensation Actually Paid to Principal Executive Officer (2) ($)	Average Compensation Total for Non- Principal Executive Officer - NEOs (3) ($)	Average Compensation Actually Paid to Non-Principal Executive Officer - NEOs (4) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5) ($)	Net Income (in thousands) (6) ($)
2024	2,557,645	4,365,629	1,206,672	1,904,289	212	9,891
2023	2,458,683	4,021,370	1,074,279	1,687,803	154	25,997
2022	1,740,984	842,209	824,827	386,446	89	12,634

(1)
The dollar amounts reported are the amounts of total compensation reported for Scott M. Shaw, our President and Chief Executive Officer, recognized as our Principal Executive Officer for these purposes for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Shaw, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table sets forth the adjustments made to Mr. Shaw’s total compensation for each year to determine the “compensation actually paid”.  Mr. Shaw holds no stock options, no awards were modified during the year, and no dividends or other earnings were paid during the year prior to the vesting date of an award.

(3)
The dollar amounts reported represent the average of the amounts reported for our named executive officers, NEOs, excluding Mr. Shaw, in the “Total” Column of the Summary Compensation Table for each corresponding year. The NEOs, excluding Mr. Shaw, included for purposes of calculating the average amounts in each applicable year are Mr. Meyers and Mr. Nyce.

(4)
The dollar amounts reported represent the average of the amounts of “compensation actually paid” to our NEOs, excluding Mr. Shaw, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table sets forth the adjustments made to our NEOs’ total compensation, excluding Mr. Shaw for each year to determine the “compensation actually paid”.  Neither of Messrs. Meyers or Nyce holds any options, no awards were modified during the year, and no dividends or other earnings were paid during the year prior to the vesting date of an award.

(5)
The dollar amounts reported represent the value of an initial fixed investment of $100 and are calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the closing stock price of the Company’s Common Stock at the end and at the beginning of the measurement period, by the closing stock price of our Common Stock at the beginning of the measurement period.  The closing stock price of the Company’s Common Stock on the last trading day in December in each of 2024, 2023 and 2022 was $15.82, $10.04 and $5.79, respectively. There were no dividends in any of such years.

(6)	The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

The following table reconciles total compensation per the SCT compared with “compensation actually paid” to the Principal Executive Officer and Non-Principal Executive Officer NEOs:

Adjustments to Determine “Compensation Actually Paid” to the Principal Executive Officer
Year	Total Compensation Per SCT ($)	Deduct Amounts Reported as Stock Awards in SCT($)	Add Year-end Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	Deduct Prior Year-end Fair Value of Awards Granted in Prior Years That Failed to Meet the Vesting Conditions in Year ($)	Total Compensation Actually Paid ($)
2024	2,557,645	(1,200,000)	1,973,387	1,042,504	(7,907)	-	4,365,629
2023	2,458,683	(1,200,000)	1,959,025	777,380	26,282	-	4,021,370
2022	1,740,984	(1,100,000)	873,665	(264,053)	(6,979)	(401,408)	842,209

Adjustments to Determine Average “Compensation Actually Paid” to the Non-Principal Executive Officer NEOs
Year	Average Compensation Per SCT ($)	Deduct Amounts Reported as Stock Awards in SCT ($)	Add Year-end Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	Deduct Prior Year-end Fair Value of Awards Granted in Prior Years That Failed to Meet the Vesting Conditions in Year ($)	Average Compensation Actually Paid ($)
2024	1,206,672	(500,000)	822,260	378,587	(3,231)	-	1,904,289
2023	1,074,279	(425,000)	693,814	327,968	16,742	-	1,687,803
2022	824,827	(425,000)	337,552	(165,627)	(5,948)	(179,358)	386,446

Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for Scott M. Shaw, our President and Chief Executive Officer, recognized as our Principal Executive Officer for these purposes for each corresponding year in the “Total” column of the Summary Compensation Table.

(3)
The dollar amounts reported represent the average of the amounts reported for our named executive officers, NEOs, excluding Mr. Shaw, in the “Total” Column of the Summary Compensation Table for each corresponding year. The NEOs, excluding Mr. Shaw, included for purposes of calculating the average amounts in each applicable year are Mr. Meyers and Mr. Nyce.

PEO Total Compensation Amount	$ 2,557,645	$ 2,458,683	$ 1,740,984
PEO Actually Paid Compensation Amount	$ 4,365,629	4,021,370	842,209
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Shaw, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table sets forth the adjustments made to Mr. Shaw’s total compensation for each year to determine the “compensation actually paid”.  Mr. Shaw holds no stock options, no awards were modified during the year, and no dividends or other earnings were paid during the year prior to the vesting date of an award.

The following table reconciles total compensation per the SCT compared with “compensation actually paid” to the Principal Executive Officer and Non-Principal Executive Officer NEOs:

Adjustments to Determine “Compensation Actually Paid” to the Principal Executive Officer
Year	Total Compensation Per SCT ($)	Deduct Amounts Reported as Stock Awards in SCT($)	Add Year-end Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	Deduct Prior Year-end Fair Value of Awards Granted in Prior Years That Failed to Meet the Vesting Conditions in Year ($)	Total Compensation Actually Paid ($)
2024	2,557,645	(1,200,000)	1,973,387	1,042,504	(7,907)	-	4,365,629
2023	2,458,683	(1,200,000)	1,959,025	777,380	26,282	-	4,021,370
2022	1,740,984	(1,100,000)	873,665	(264,053)	(6,979)	(401,408)	842,209

Non-PEO NEO Average Total Compensation Amount	$ 1,206,672	1,074,279	824,827
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,904,289	1,687,803	386,446
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average of the amounts of “compensation actually paid” to our NEOs, excluding Mr. Shaw, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table sets forth the adjustments made to our NEOs’ total compensation, excluding Mr. Shaw for each year to determine the “compensation actually paid”.  Neither of Messrs. Meyers or Nyce holds any options, no awards were modified during the year, and no dividends or other earnings were paid during the year prior to the vesting date of an award.

The following table reconciles total compensation per the SCT compared with “compensation actually paid” to the Principal Executive Officer and Non-Principal Executive Officer NEOs:
Adjustments to Determine Average “Compensation Actually Paid” to the Non-Principal Executive Officer NEOs
Year	Average Compensation Per SCT ($)	Deduct Amounts Reported as Stock Awards in SCT ($)	Add Year-end Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	Deduct Prior Year-end Fair Value of Awards Granted in Prior Years That Failed to Meet the Vesting Conditions in Year ($)	Average Compensation Actually Paid ($)
2024	1,206,672	(500,000)	822,260	378,587	(3,231)	-	1,904,289
2023	1,074,279	(425,000)	693,814	327,968	16,742	-	1,687,803
2022	824,827	(425,000)	337,552	(165,627)	(5,948)	(179,358)	386,446

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR

The following graph provides a description of the relationship between the amount of “compensation actually paid” to Mr. Shaw and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Shaw) to the Company’s Cumulative Total Shareholder Return (“TSR”) over the three years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

The following graph provides a description of the relationship between the amount of “compensation actually paid” to Mr. Shaw and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Shaw) to the Company’s net income over the three years presented in the Pay Versus Performance table.

Total Shareholder Return Amount	$ 212	154	89
Net Income (Loss)	$ 9,891,000	$ 25,997,000	$ 12,634,000
PEO Name	Scott M. Shaw	Scott M. Shaw	Scott M. Shaw
Stock price	$ 15.82	$ 10.04	$ 5.79
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,200,000)	$ (1,200,000)	$ (1,100,000)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,973,387	1,959,025	873,665
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,042,504	777,380	(264,053)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,907)	26,282	(6,979)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(401,408)
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(500,000)	(425,000)	(425,000)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	822,260	693,814	337,552
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	378,587	327,968	(165,627)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,231)	16,742	(5,948)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(179,358)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0